Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000231245_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index
C000231245_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000231245_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231245_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231245_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231245_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231244_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index
C000231244_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231244_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231244_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231244_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231244_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231242_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index
C000231242_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231242_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000231242_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,602
C000231242_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,863
C000231242_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,582
C000231243_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index
C000231243_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231243_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231243_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231243_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231243_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000020996_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000020996_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020996_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,171
C000020996_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,887
C000020996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,081
C000020996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,601
C000020996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,481
C000020996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,081
C000020996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,220
C000020996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,962
C000020996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,507
C000020996_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,301
C000020996_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020996_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020996_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020996_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020996_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020996_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020996_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020996_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020996_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020996_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020995_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000020995_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020995_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,190
C000020995_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,928
C000020995_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,122
C000020995_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,682
C000020995_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,597
C000020995_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,264
C000020995_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,418
C000020995_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,238
C000020995_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,848
C000020995_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,727
C000020995_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020995_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020995_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020995_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020995_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020995_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020995_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020995_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020995_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020995_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020995_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020995_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020995_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020995_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020995_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020995_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020995_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020995_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020995_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020995_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020995_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020995_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020995_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020995_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020994_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000020994_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020994_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,188
C000020994_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000020994_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,131
C000020994_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,694
C000020994_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,604
C000020994_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,283
C000020994_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,446
C000020994_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,273
C000020994_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,892
C000020994_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,781
C000020994_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020994_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020994_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020994_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020994_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020994_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020994_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020994_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020994_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020994_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020994_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020994_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020994_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020994_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020994_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020994_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020994_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020994_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020994_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020994_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020994_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020994_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020994_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020994_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020993_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000020993_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020993_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,208
C000020993_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,954
C000020993_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,162
C000020993_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,747
C000020993_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,680
C000020993_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,396
C000020993_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,557
C000020993_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,428
C000020993_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,092
C000020993_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,024
C000020993_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020993_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020993_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020993_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020993_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020993_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020993_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020993_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020993_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020993_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020993_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020993_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020993_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020993_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020993_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020993_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020993_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020993_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020993_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020993_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020993_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020993_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020993_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020993_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000231245_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000231245_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231245_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,168
C000231245_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,172
C000231245_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,374
C000231245_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,391
C000231245_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
C000231245_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231245_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231245_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231245_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231245_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231245_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231245_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231245_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000231245_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,602
C000231245_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,863
C000231245_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,582
C000231244_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000231244_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,171
C000231244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,187
C000231244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,407
C000231244_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,447
C000231244_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
C000231244_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231244_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231244_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231244_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000231244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,602
C000231244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,863
C000231244_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,582
C000231242_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000231242_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,172
C000231242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,188
C000231242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,410
C000231242_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,459
C000231242_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
C000231242_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231242_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231242_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231242_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000231242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,602
C000231242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,863
C000231242_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,582
C000231243_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000231243_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231243_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,173
C000231243_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,197
C000231243_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,429
C000231243_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,484
C000231243_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
C000231243_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231243_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,338
C000231243_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,349
C000231243_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,541
C000231243_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,052
C000231243_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231243_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000231243_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,505
C000231243_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,602
C000231243_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,863
C000231243_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,582
C000020992_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000020992_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020992_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,468
C000020992_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,307
C000020992_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,454
C000020992_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,329
C000020992_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,373
C000020992_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,354
C000020992_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,824
C000020992_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,619
C000020992_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,418
C000020992_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,911
C000020992_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000020992_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020992_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000020992_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000020992_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000020992_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,398
C000020992_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,473
C000020992_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,135
C000020992_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,832
C000020992_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,390
C000020992_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,056
C000020992_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,444
C000020989_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000020989_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020989_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,488
C000020989_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,344
C000020989_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,507
C000020989_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,414
C000020989_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,493
C000020989_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,525
C000020989_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,971
C000020989_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,822
C000020989_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,656
C000020989_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,236
C000020989_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000020989_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020989_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000020989_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000020989_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000020989_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,398
C000020989_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,473
C000020989_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,135
C000020989_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,832
C000020989_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,390
C000020989_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,056
C000020989_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,444
C000020988_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000020988_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020988_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,486
C000020988_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,348
C000020988_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,509
C000020988_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,423
C000020988_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,503
C000020988_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,546
C000020988_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,995
C000020988_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,851
C000020988_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,688
C000020988_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,283
C000020988_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000020988_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020988_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000020988_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000020988_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000020988_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,398
C000020988_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,473
C000020988_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,135
C000020988_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,832
C000020988_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,390
C000020988_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,056
C000020988_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,444
C000020986_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000020986_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020986_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,494
C000020986_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,369
C000020986_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000020986_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,463
C000020986_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,565
C000020986_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,631
C000020986_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,070
C000020986_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,961
C000020986_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,812
C000020986_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,443
C000020986_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000020986_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020986_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000020986_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,680
C000020986_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000020986_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,398
C000020986_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,473
C000020986_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,135
C000020986_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,832
C000020986_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,390
C000020986_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,056
C000020986_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,444
C000020981_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000020981_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020981_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,417
C000020981_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,206
C000020981_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,763
C000020981_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,501
C000020981_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,828
C000020981_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,421
C000020981_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,738
C000020981_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,042
C000020981_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,252
C000020981_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,824
C000020981_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000020981_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020981_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,749
C000020981_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,628
C000020981_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,342
C000020981_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,120
C000020981_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,978
C000020981_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,779
C000020981_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,010
C000020981_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,897
C000020981_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,201
C000020981_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,664
C000020981_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000020981_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020981_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000020981_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000020981_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000020981_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000020981_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000020981_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000020981_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000020981_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000020981_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000020981_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000020978_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000020978_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020978_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,437
C000020978_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,246
C000020978_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,805
C000020978_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,566
C000020978_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,925
C000020978_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,552
C000020978_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,870
C000020978_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,222
C000020978_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,462
C000020978_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,058
C000020978_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000020978_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020978_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,749
C000020978_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,628
C000020978_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,342
C000020978_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,120
C000020978_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,978
C000020978_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,779
C000020978_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,010
C000020978_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,897
C000020978_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,201
C000020978_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,664
C000020978_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000020978_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020978_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000020978_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000020978_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000020978_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000020978_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000020978_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000020978_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000020978_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000020978_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000020978_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000020977_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000020977_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020977_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,464
C000020977_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,261
C000020977_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,831
C000020977_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,599
C000020977_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,971
C000020977_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,618
C000020977_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,942
C000020977_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,275
C000020977_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,567
C000020977_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,193
C000020977_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000020977_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020977_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,749
C000020977_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,628
C000020977_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,342
C000020977_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,120
C000020977_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,978
C000020977_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,779
C000020977_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,010
C000020977_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,897
C000020977_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,201
C000020977_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,664
C000020977_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000020977_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020977_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000020977_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000020977_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000020977_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000020977_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000020977_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000020977_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000020977_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000020977_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000020977_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000020975_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000020975_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020975_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,461
C000020975_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,278
C000020975_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,853
C000020975_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,643
C000020975_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,018
C000020975_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,636
C000020975_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,971
C000020975_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,330
C000020975_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,616
C000020975_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,234
C000020975_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US High Yield Constrained Index
C000020975_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020975_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,749
C000020975_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,628
C000020975_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,342
C000020975_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,120
C000020975_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,978
C000020975_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,779
C000020975_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,010
C000020975_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,897
C000020975_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,201
C000020975_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,664
C000020975_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000020975_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020975_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000020975_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000020975_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000020975_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000020975_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000020975_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000020975_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000020975_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000020975_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000020975_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000020974_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000020974_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020974_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,055
C000020974_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,556
C000020974_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,497
C000020974_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,083
C000020974_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,958
C000020974_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	31,903
C000020974_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,041
C000020974_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,668
C000020974_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,493
C000020974_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,711
C000020974_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000020974_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020974_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000020974_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,917
C000020974_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,622
C000020974_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,505
C000020974_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,585
C000020974_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,199
C000020974_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,872
C000020974_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,298
C000020974_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,781
C000020974_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,545
C000020974_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020974_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020974_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020974_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020974_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020974_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020974_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020974_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020974_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020974_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020974_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020974_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020972_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000020972_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020972_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,071
C000020972_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,596
C000020972_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,559
C000020972_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,192
C000020972_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	26,154
C000020972_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,191
C000020972_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,297
C000020972_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,066
C000020972_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,074
C000020972_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,450
C000020972_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000020972_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020972_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000020972_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,917
C000020972_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,622
C000020972_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,505
C000020972_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,585
C000020972_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,199
C000020972_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,872
C000020972_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,298
C000020972_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,781
C000020972_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,545
C000020972_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020972_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020972_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020972_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020972_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020972_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020972_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020972_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020972_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020972_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020972_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020972_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020971_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000020971_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020971_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,071
C000020971_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,599
C000020971_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,566
C000020971_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,204
C000020971_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	26,177
C000020971_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,229
C000020971_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,332
C000020971_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,120
C000020971_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,154
C000020971_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,557
C000020971_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000020971_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020971_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000020971_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,917
C000020971_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,622
C000020971_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,505
C000020971_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,585
C000020971_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,199
C000020971_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,872
C000020971_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,298
C000020971_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,781
C000020971_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,545
C000020971_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020971_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020971_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020971_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020971_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020971_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020971_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020971_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020971_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020971_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020971_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020971_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000023036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000023036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,080
C000023036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,621
C000023036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,599
C000023036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,265
C000023036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	26,282
C000023036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,383
C000023036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,463
C000023036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	33,328
C000023036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	43,456
C000023036_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	49,940
C000023036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
C000023036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000023036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,917
C000023036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,622
C000023036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,505
C000023036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	25,585
C000023036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	32,199
C000023036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,872
C000023036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	32,298
C000023036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	42,781
C000023036_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	50,545
C000023036_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000023036_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023036_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000023036_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000023036_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000023036_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000023036_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000023036_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000023036_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000023036_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000023036_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000023036_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000139278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000139278_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,916
C000139278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,330
C000139278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,296
C000139278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,299
C000139278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,642
C000139278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,284
C000139278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,223
C000139278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,839
C000139278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,080
C000139278_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,921
C000139278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar® LSTA® US Performing Loans
C000139278_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,036
C000139278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,512
C000139278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,581
C000139278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,588
C000139278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,029
C000139278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,735
C000139278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,629
C000139278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,499
C000139278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,918
C000139278_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,934
C000139278_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000139278_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139278_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000139278_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000139278_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000139278_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000139278_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000139278_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000139278_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000139278_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000139278_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000139278_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000139277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000139277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,918
C000139277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,334
C000139277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,315
C000139277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,310
C000139277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,658
C000139277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,316
C000139277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,248
C000139277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,876
C000139277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,124
C000139277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,983
C000139277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar® LSTA® US Performing Loans
C000139277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,036
C000139277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,512
C000139277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,581
C000139277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,588
C000139277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,029
C000139277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,735
C000139277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,629
C000139277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,499
C000139277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,918
C000139277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,934
C000139277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000139277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000139277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000139277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000139277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000139277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000139277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000139277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000139277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000139277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000139277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000139277_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000020970_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000020970_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020970_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,771
C000020970_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,260
C000020970_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,128
C000020970_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,415
C000020970_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,408
C000020970_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,445
C000020970_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,373
C000020970_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,384
C000020970_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,603
C000020970_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,215
C000020970_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020970_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020970_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020970_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020970_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020970_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020970_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020970_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020970_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020970_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020970_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020970_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020970_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020970_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020970_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020970_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020970_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020970_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020970_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020970_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020970_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020970_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020970_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020970_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020968_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class
C000020968_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020968_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,790
C000020968_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,300
C000020968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,183
C000020968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,511
C000020968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,527
C000020968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,630
C000020968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,580
C000020968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,643
C000020968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,942
C000020968_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,661
C000020968_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020968_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020968_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020968_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020968_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020968_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020968_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020968_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020968_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020968_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020967_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Class
C000020967_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020967_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,793
C000020967_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,306
C000020967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,192
C000020967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,526
C000020967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,547
C000020967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,656
C000020967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,618
C000020967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,691
C000020967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,000
C000020967_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,734
C000020967_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020967_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020967_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020967_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020967_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020967_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020967_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020967_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020967_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020967_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000020966_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000020966_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020966_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,802
C000020966_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,323
C000020966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,219
C000020966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,572
C000020966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,614
C000020966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,750
C000020966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,721
C000020966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,821
C000020966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,170
C000020966_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,957
C000020966_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000020966_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020966_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,840
C000020966_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,402
C000020966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,253
C000020966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,470
C000020966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,914
C000020966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,952
C000020966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,360
C000020966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,499
C000020966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,365
C000020966_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,036
C000020966_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000020966_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000020966_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000020966_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000020966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000020966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000020966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000020966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000020966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000020966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000020966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000020966_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 38,012
C000259786_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000259786_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259786_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® LSTA® US Performing Loans
C000259786_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259786_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
C000259786_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000